Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Significant Assumptions Used in Determining the Fair Value of Options Granted	The following table summarizes the significant assumptions used in determining the fair value of options granted for the three and nine months ended September 30, 2023:
2023
Weighted-average grant date fair value	$3.42
Risk-free interest rate	4.25% - 4.33%
Expected volatility	105.0% - 110.0%
Expected term (years)	3.18 - 3.76
Expected dividend yield	0.00%